SCHEDULE OF RECONCILIATION OF PRC STATUTORY INCOME TAX RATE (Details)		1 Months Ended	12 Months Ended
		Oct. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Statutory income tax rate			(25.00%)	25.00%	(25.00%)
Tax rate differential for non-PRC entities			9.90%	1.00%	0.30%
Statutory income tax rate			(5.60%)	(3.20%)	0.40%
Research and development expenses bonus deduction			(12.80%)	(18.90%)	(12.20%)
Non-deductible share-based compensation expenses			27.30%
Other non-deductible expenses			0.60%	2.80%	4.60%
Non-taxable income			2.90%	3.50%
Change in tax rate	[1]			95.50%
Change in valuation allowance			8.50%	(98.70%)	31.90%
Effective income tax rate			0.00%	0.00%	0.00%
HNTE [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate			15.00%
Statutory income tax rate			15.00%
HNTE [Member] | 2023 to 2025 [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate		15.00%
Statutory income tax rate		15.00%
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate			25.00%		25.00%

[1]	In October 2023, WFOE obtained the HNTE certificate with a valid period from 2023 to 2025 with a preferential tax rate of 15%, as long as it maintains the HNTE qualification and duly conducts relevant CIT filing procedures with the relevant tax authority. Consequently, WFOE applied the 15% rate for computation of current and deferred taxes for the year ended December 31, 2024. Prior to obtaining the HNTE certificate, the WFOE was subject to the statutory income tax rate of 25% for the years ended December 31, 2022.